                U.S. SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                               FORM 24F-2
                    Annual Notice of Securities Sold
                         Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

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1.   Name and address of issuer:  Lincoln National Variable Annuity Account C
                                  1300 South Clinton Street
                                  P.O. Box 1110
                                  Fort Wayne, IN 46801-1110

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2.   Name of each series or class of funds for which this notice is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

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3.   Investment Company Act File Number:  811-03214

     Securities Act File Number: 333-179107*  033-25990    333-112927
                                 333-50817

* The fee, if any, is being paid on the filing for 333-179107.
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4(a) Last day of fiscal year for which this notice is filed: December 31, 2016

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4(b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
         Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c) [ ] Check box if this is the last time the issuer will be filing this Form.

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5.   Calculation of registration fee:

    (i)    Aggregate sale price of securities
           sold during the fiscal year pursuant
           to section 24(f):                                    $     252,346,941

    (ii)   Aggregate price of shares redeemed or
           repurchased during the fiscal year:                  $     908,062,990

    (iii)  Aggregate price of shares redeemed or repurchased
           during any prior fiscal year ending no earlier than
           October 11, 1995 that were not previously used to
           reduce registration fees payable to the Commission:  $   8,816,187,844

    (iv)   Total available redemption credits
           [add Items 5(ii) and 5(iii):                         $   9,724,250,834

    (v)    Net sales - if Item 5(i) is greater
           than Item 5(iv) [subtract Item 5(iv)
           from Item 5(i)]:                                     $               0

    (vi)   Redemption credits available for use in future years
           -- if Item 5(i)is less than Item 5(iv) [subtract
           Item 5(iv) from Item 5(i)]:                          $ (9,471,903,893)

    (vii)  Multiplier for determining registration
           fee (See Instruction C.9)                                  x  .0001159

    (viii) Registration fee due [multiply Item 5(v)
           by Item 5(vii)] (enter "0" if no fee
           is due):                                             $               0

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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _________.
     If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _________.

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7.   Interest due - if this Form is being filed more than
     90 days after the end of the issuer's fiscal year
     (see Instruction D):                                      $               0

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8.   Total of the amount of the registration fee due plus any
     interest due [line 5(viii) plus line 7]:                  $              0*

* The fee, if any, is being paid on the filing for 333-179107.
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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:

     Method of Delivery:
                        [ ] Wire Transfer
                        [ ] Mail or other means

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the
Issuer and in the capacities and on the dates indicated.

                                    By: /s/ Teri Walters
                                        -----------------------------
                                        Teri Walters
                                        Assistant Vice President

Date: March 21, 2017
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